Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	R$ 1,403,955	R$ 2,763,050	R$ 66,767	R$ 79,969
Financial investments	1,349,666
Accounts receivable	10,507,122	8,104,679
Other receivables	84,099	20,148
Judicial deposits	5,651	1,511
Investment	1,500
Financial liabilities
Payables to third parties	5,326,290	4,324,198
Trade payables	256,281	165,246
Trade payables to related parties	22,187	30,797
Contingent consideration (included in Other payables)	15,800
Other payables	45,640	R$ 29,501
Level 1 of fair value hierarchy [member]
Financial assets
Cash and cash equivalents	44,291
Financial investments	1,349,666
Accounts receivable	0
Other receivables	0
Judicial deposits	0
Investment	0
Financial liabilities
Payables to third parties	0
Trade payables	0
Trade payables to related parties	0
Contingent consideration (included in Other payables)	0
Other payables	0
Level 2 of fair value hierarchy [member]
Financial assets
Cash and cash equivalents	1,359,664
Financial investments	0
Accounts receivable	10,507,122
Other receivables	84,099
Judicial deposits	5,651
Investment	0
Financial liabilities
Payables to third parties	5,326,290
Trade payables	262,029
Trade payables to related parties	22,187
Contingent consideration (included in Other payables)	0
Other payables	73,128
Level 3 of fair value hierarchy [member]
Financial assets
Cash and cash equivalents	0
Financial investments	0
Accounts receivable	0
Other receivables	0
Judicial deposits	0
Investment	1,500
Financial liabilities
Payables to third parties	0
Trade payables	0
Trade payables to related parties	0
Contingent consideration (included in Other payables)	15,800
Other payables	R$ 0